Commitments and Pledges	12 Months Ended
Dec. 31, 2024
Commitments and Pledges [Abstract]
COMMITMENTS AND PLEDGES

NOTE 15 – COMMITMENTS AND PLEDGES

A.	Commitments

In December 2021, the Company entered into an agreement, of the Investors Agreement, with Shlomi Amsallem and Ofer Amir (the “Investors”) whereby they invested $225 (the “Investment Amount”) for the issuance of securities, either directly by the Investors or by way of raising capital from other investors introduced by the Investors (hereinafter - the “Additional Investors”).

The Investors Agreement was amended such that, in the event of an initial public offering on a U.S. stock exchange: (1) existing shareholders will hold 50% of the Company’s issued and outstanding share capital following the offering (including 442,118 options to be assigned to the Company’s vice president); (2) the Investors would hold a minimum of 13.48% of its issued and outstanding share capital following the offering; (3) following the completion of the offering, the Company may allocate 12% of its share capital to its option plan; and (4) the Company will list the Investors’ shares for trading up to six months following the completion of the offering. The Investors also agreed to transfer to us an amount of $200 in connection with any expenses associated with any prospective initial public offering. Finally, upon completion of the offering, the Company entered into a service agreement with Mr. Amir whereby he will provide advisory services to us until the earliest of: (a) the end of a period of 3 years from the date of completion of the offering; or (b) the date on which Mr. Amir’s holdings in the share capital of the Company will be less than 3%.

Subject to completion of the IPO, initial public offering, the Company and the Investors (the Investors would be considered as one party) would transfer to the Mediator Ordinary Shares representing 1% of the Company’s issued and paid-up share capital immediately prior to completion of the Issuance, in equal parts (i.e.: each party would transfer 0.5% of the Company’s issued share capital as aforesaid), and the Mediator would bear the tax consequences for this transfer.

In accordance with the Investment Agreement, a total of $10 (NIS 31 thousand) would be given to the Company immediately after the signing of the Investment Agreement, and the remaining amount - $215 (NIS 670 thousand) - given to the Company as part of the IPO.

In June 2022, the Company entered into SAFEs with the Additional Investors, which were introduced by the Investors. Under these SAFEs, in exchange for a total of $342 (NIS 1,140 thousand) (hereinafter - the “Additional Investment Amount”), the Company would allocate to the Additional Investors, subject to an IPO or change of control in the Company, the Company’s Ordinary Shares at a price reflecting a discount of 33% of the share price as derived from such event.

During 2022, the Company received a total of $342 (NIS 1,140 thousand) on account of the Investment Amount.

With regard to the Investment Agreement, the Company reached the conclusion that on the one hand this is an agreement where under the Investors shall render the Company support services as part of the IPO (hereinafter - the “Services Component”), and on the other hand the agreement includes a monetary investment that will be converted into Company shares as stated above.

The consideration in respect of the Services Component, which constitutes, as stated above, a share-based payment, that was awarded when the parties entered into the Investment Agreement, was estimated at $137. This amount is based on the Investors’ assessment of the value of the services they render to the Company.

The Investment Amount and the SAFE Amount were recognized as a financial liability since the number of shares that will be issued to the Investors and the Additional Investors is not fixed. The above-mentioned liabilities were recognized initially at their fair value, which reflects the investment amounts paid to the Company. After initial recognition, the said financial liabilities are measured at fair value. Through profit or loss since the investment amounts include various conversion alternatives as stated above. The SAFE was settled as part of the IPO in January 2024.

B.	Pledges

To secure SOS’s undertakings to a banking corporation, a floating charge was placed on all its assets and rights. Furthermore, first ranking fixed charges were placed on SOS’s share capital and goodwill, intellectual property rights, the rights to receive funds, and deposits with banks. The floating charge was dismissed during 2024.

C.	Convertible loan

In 2017, the Company signed a loan agreement with one of its employees according to which the employee would grant the Company a convertible loan of $30 in exchange for receiving an option to purchase 282,667 shares of the Company.

The employee can exercise the option in one of two ways:

1.	Waiver of loan repayment in exchange for exercising the option at an exercise price of $0.11 per share.

2.	Receiving the loan amount back and receiving the option to exercise 53,624 options in exchange for an exercise price of $0.843 per share for four years from the repayment date. The option was exercised in January 2025.

The Company classified the loan as a financial liability measured at fair value through profit and loss. On January 31, 2021, the company repaid the loan amount to the employee and accordingly reclassified the option to equity.

D.	Legal proceedings:

On January 5, 2024, we and our Vice President of Marketing and International Sales Officer, Mr. Elihay Cohen, were served with a lawsuit submitted to the Central Region District Court in Israel on December 28, 2023 by Misi Tech Israel Ltd., a private Israeli company, and two other individual parties (collectively, the “Plaintiffs”), seeking the grant of an injunction against use of certain intellectual property, declaratory judgment that said intellectual property is the property of the Plaintiffs, and monetary damages in the aggregate amount of NIS 2,633,238 ($711), as well as attorneys’ fees. This claim is primarily based on (i) an alleged phone call between Mr. Cohen and one of the Plaintiffs, sometime in 2017, where the Plaintiffs allege that Mr. Cohen said he was working for the Company, and (ii) an undisclosed “recent” knowledge of the Plaintiffs confirming this to be true. In December 2024, the lawsuit was dismissed.